Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 2 - Summary of Significant Accounting Policies

A.	Basis of presentation

The accompanying condensed interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information and contain all adjustments (consisting only of normal recurring adjustments) which, in the opinion of management, are necessary to present fairly the financial information included therein. It is suggested that these condensed interim consolidated financial statements be read in conjunction with the audited consolidated financial statements and related notes included in the Company's Annual Report on Form 20-F for the year ended December 31, 2018. Results for the interim period presented are not necessarily indicative of the results to be expected for the full year.

B.	Estimates and assumptions

The preparation of the condensed interim consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the condensed interim consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include income taxes, inventories, marketable securities, goodwill, intangible assets and share-based compensation.

C.	Fair Value Measurements

The Company's financial instruments consist mainly of cash and cash equivalents, marketable securities, trade and other receivables and trade accounts payable. The carrying amounts of these financial instruments, except for marketable securities, approximate their fair value because of the short maturity of these investments. The fair value of marketable securities is presented in Note 3 to these condensed interim consolidated financial statements. Assets held for severance benefits are recorded at their current cash redemption value.

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date

D.	Research and development costs

Capitaization of software development costs related to programmable components incorporated into the Company's products, are charged to expense until technological feasibility has been established for the product. Once technological feasibility is established, all software costs are capitalized until the product is available for general release to customers. Judgment is required in determining when technological feasibility of a product is established. The company has determined that technological feasibility for its software components of hardware products is reached after all high-risk development issues have been resolved through coding and testing. Amortization begins once the software is ready for its intended use, generally based on the pattern in which the economic benefits will be consumed. The amortization of these costs is included in cost of revenue over the estimated life of the products. Other costs incurred in the research and development of the Company’s products are expensed as incurred.

E.	Leases

In February 2016, the FASB established Topic 842, Leases, by issuing Accounting Standards Update (ASU) No. 2016-02. The guidance establishes a right-of-use model ("ROU") that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases with a term longer than 12 months.

A modified retrospective transition approach is required, applying the new standard to all leases existing at the date of initial application. The Company adopted the new accounting standard ASC 842 "Leases" and all the related amendments on January 1, 2019 and used the effective date as the Company’s date of initial application. Consequently, financial information was not updated and the disclosures required under the new standard are not provided for dates and periods before January 1, 2019.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease.
Leases are classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement. A lease is a finance lease if it meets any one of the criteria below, otherwise the lease is an operating lease:
•	The lease transfers ownership of the underlying asset to the lessee by the end of the lease term.
•	The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.
•	The lease term is for the major part of the remaining economic life of the underlying asset.
•	The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease
•	Payments equals or exceeds substantially all of the fair value of the underlying asset.
•	The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of lease term.
Operating leases are included in operating lease right-of-use ("ROU") assets, current and non-current liabilities in the consolidated balance sheets.
As of June 30, 2019, all of the company's leases are operating leases.

The new standard provides a number of optional practical expedients in transition. The Company chose to apply the following permitted practical expedients:
•	Not to reassess its prior conclusions regarding lease identification, lease classification and initial direct costs under the new standard.
•	Applying the practical expedient pertaining to the use-of hindsight.
•
Short-term lease recognition exemption for all leases with a term shorter than 12 months. This means, that for those leases, the Company does not recognize ROU assets or lease liabilities but recognizes lease expenses over the lease term on a straight-line basis.

•	Applying the practical expedient to not separate lease and non-lease components for all of the Company’s leases, other than leases of real estate.
The company did not separate lease and non-lease components for all contracts entered into before January 1, 2019 and identified as leases in accordance with Topic 840.

On the commencement date, the lease payments shall include variable lease payments that depend on an index (such as the Consumer Price Index), initially measured using the index at the commencement date.
The Company does not remeasure the lease liability for changes in future lease payments arising from changes in an index unless the lease liability is remeasured for another reason. Therefore, after initial recognition, such variable lease payments are recognized in profit or loss as they are incurred.
Variable payments that depends on use of the underlying asset are not included in the lease payments. Such variable payments are recognized in profit or loss in the period in which the event or condition that triggers the payment occurs.

Upon initial recognition, the Company recognizes a liability at the present value of the lease payments to be made over the lease term, and concurrently recognizes a ROU asset at the same amount of the liability, adjusted for any prepaid lease payments.
The company uses its incremental borrowing rate based on the information available at the commencement date to determine the present value of the lease payments.
After lease commencement, the Company measures the lease liability at the present value of the remaining lease payments using the discount rate determined at lease commencement (as long as the discount rate hasn’t been updated as a result of a reassessment event). The Company subsequently measures the ROU asset at the present value of the remaining lease payments, adjusted for the remaining balance of any cumulative prepaid or accrued rent if the lease payments are uneven throughout the lease term.

The Company’s lease agreements have remaining lease terms ranging from 1 year to 8 years. Some of these agreements include options to extend the leases for up to 5 years and some include options to terminate the leases immediately. Some of our vehicle lease agreements include rental payments based on the actual usage of the vehicles and other lease agreements include rental payments adjusted periodically for inflation. The Company’s lease agreements do not contain any residual value guarantees. See Note 5.

Prior to the adoption of the new lease standard the Company leases real estate and cars for use in its operations, which are classified as operating leases. In addition to rent, the leases may require the company to pay directly for fees, insurance, maintenance and other operating expenses.

Effects of the initial application of the new standard on the Company's consolidated balance sheet as of January 1, 2019:

	According to the previous accounting policy	The change	As presented according to Topic 842
	US$ thousands
Operating leases right-of-use	-	3,424	3,424
Prepaid expenses	90	(90)	-
Operating lease liabilities	-	(3,334)	(3,334)

F.	Recent Accounting Pronouncements

(1)
In June 2016, the FASB issued ASU 2016-13, Measurement of Credit Losses on Financial Instruments, which significantly changes the way entities recognize impairment of many financial assets by requiring immediate recognition of estimated credit losses expected to occur over their remaining life. This ASU is effective for annual and interim periods in fiscal years beginning after December 15, 2019. Early adoption is permitted for annual and interim periods in fiscal years beginning after December 15, 2018. The impact of adopting the new standard on the net income is not expected to be material.

(2)
In January 2017, the FASB issued ASU 2017-04, “Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment,” which eliminates the requirement to calculate the implied fair value of goodwill in Step 2 of the goodwill impairment test. Under ASU 2017-04, goodwill impairment charges will be based on the excess of a reporting unit’s carrying amount over its fair value as determined in Step 1 of the testing. ASU 2017-04 is effective for interim and annual testing dates after December 15, 2019, with early adoption permitted for interim and annual goodwill impairment testing dates after January 1, 2017. The Company does not expect the adoption of ASU 2017-04 to have a material impact on its consolidated balance sheets, results of operations, cash flows or presentation thereof.

(3)
In July 2018, the FASB issued ASU 2018-09, which clarifies and corrects unintended application of guidance, and makes improvements to several Codification Topics. The changes are part of an ongoing FASB project to make non-substantive technical corrections, clarifications, and improvements that are not expected to have a significant effect on accounting practice or create a significant administrative cost to most entities. Most of the amendments are effective immediately.

Some of the amendments are effective for annual and interim periods in fiscal years beginning after December 15, 2018.
The Company does not expect the adoption of ASU 2018-09 to have a material impact on its consolidated balance sheets, results of operations, cash flows or presentation thereof.